BUSINESS COMBINATION (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 14,133
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 795
Estimated Useful Life (Years)	3 years
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 6,161
Estimated Useful Life (Years)	4 years
Customer Relationship Warranty [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 201
Estimated Useful Life (Years)	2 years
Customer Relationship Rental [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 2,102
Estimated Useful Life (Years)	4 years
Customer Relationship - Distribution [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 4,578
Estimated Useful Life (Years)	5 years
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 296
Estimated Useful Life (Years)	1 year